LEASE - Amounts recognized in the statement of income for the year (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
LEASE
Expenses relating to short-term assets	R$ 7,365	R$ 37,007
Expenses relating to low-value assets	12,182	14,349
Total amount recognized	R$ 19,547	R$ 51,356